INTANGIBLE ASSETS AND GOODWILL	9 Months Ended
Sep. 30, 2022
INTANGIBLE ASSETS AND GOODWILL

12. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software	Goodwill	Total
Cost
Balance at January 1, 2021	$41,931	$197,000	$-	$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Transaction	-	-	23,000	433,000	8,353,609	8,809,609
Impairment of Goodwill	-	-	-	-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Foreign exchange translation	-	-	1,865	35,114	306,046	343,025
Balance at September 30, 2022	$41,931	$197,000	$24,865	$587,114	$6,246,455	$7,097,365

Accumulated amortization
Balance at January 1, 2021	$41,931	$26,267	$-	$15,866	$-	$84,064
Change for the year	-	34,147	3,450	98,369	-	135,966
Balance at December 31, 2021	41,931	60,414	3,450	114,235	-	220,030
Change for the period	-	20,487	3,491	110,023	-	134,001
Foreign exchange translation	-	-	519	13,983	-	14,502
Balance at September 30, 2022	$41,931	$80,901	$7,460	$238,241	$-	$368,533
Net book value:
December 31, 2021	$-	$136,586	$19,550	$437,765	$5,940,409	$6,534,310
September 30, 2022	$-	$116,099	$17,405	$348,873	$6,246,455	$6,728,832

Brand

On March 25, 2021, the Company acquired the assets of Vital (note 4) and assigned $23,000 to the fair value of the brand.

Software

On March 25, 2021, the Company acquired the assets of Vital and assigned $433,000 to the fair value of the software.

Goodwill

On April 30, 2020, the Company acquired a 100% interest in Dronelogics, which included goodwill. Goodwill was valued at $2,166,563.

On March 25, 2021, the Company acquired the assets of Vital, which included goodwill. Goodwill was valued at $8,353,609 (Note 4).

On December 31, 2021 the Company performed its annual goodwill impairment test on Vital and Dronelogics. The Company determined the recoverable amount based on a value in use calculation using the following key assumptions:

●	5 year post tax cash flow projections expected to be generated based on a financial forecast with a terminal growth rate of 2%
●	Budgeted cash flows calculated using a weighted average revenue EBITDA margin of 14% for Drone and 42% for Vital respectively were estimated by management based on the past performance and future growth prospects as well as observed trends among comparable companies.
●	Cash flows were discounted at the weighted average cost of capital of 17% for Dronelogics and 24% for Vital based on peer group averages and adjusted for the Company’s risk factors.

Based on the annual goodwill impairment test, the Company deemed that the goodwill for Vital required impairment, as such the Company recorded an impairment of $4,579,763.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

12. INTANGIBLE ASSETS AND GOODWILL (CONT’D)

The most sensitive inputs to the value in use model are the growth and discount rates. All else being equal:

●	A 10% reduction in the Value in use for the discounted cash flow model would result in a reduction of $597,100 for Dronelogics and $570,133 for Vital.

Changing the above assumption would result in an impairment for Dronelogics, and would result in additional impairment for Vital.

The key assumptions used in the calculations of the recoverable amounts include sales growth per year, changes in cost of sales and capital expenditures based on internal forecasts.